Mezzanine Equity - Summary of Activities of Preference Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Beginning Balance	$ 40,017,013	$ 38,894,159	$ 40,875,241
Accretion of redeemable preference shares	1,162,826	2,377,429	1,528,789
Issuance of Series B+ redeemable preference shares upon conversion of convertible debts	9,651,560
Conversion of preference shares to Class A ordinary shares immediately prior to the completion of IPO	(50,697,376)
Foreign currency translation adjustment	(134,023)	(1,254,575)	(3,509,871)
Ending Balance		40,017,013	38,894,159
Series Angel Preference Shares
Temporary Equity [Line Items]
Beginning Balance	1,176,340	1,220,458	1,333,187
Conversion of preference shares to Class A ordinary shares immediately prior to the completion of IPO	(1,176,340)
Foreign currency translation adjustment		(44,118)	(112,729)
Ending Balance		1,176,340	1,220,458
Series Angel Redeemable Preference Shares
Temporary Equity [Line Items]
Beginning Balance	1,176,340	1,220,458	1,333,187
Conversion of preference shares to Class A ordinary shares immediately prior to the completion of IPO	(1,176,340)
Foreign currency translation adjustment		(44,118)	(112,729)
Ending Balance		1,176,340	1,220,458
Series A Redeemable Preference Shares
Temporary Equity [Line Items]
Beginning Balance	8,043,015	7,635,384	7,827,571
Accretion of redeemable preference shares	347,945	500,000	486,754
Conversion of preference shares to Class A ordinary shares immediately prior to the completion of IPO	(8,390,960)
Foreign currency translation adjustment		(92,369)	(678,941)
Ending Balance		8,043,015	7,635,384
Series A+ redeemable preference shares
Temporary Equity [Line Items]
Beginning Balance	3,795,370	3,937,712	4,301,424
Conversion of preference shares to Class A ordinary shares immediately prior to the completion of IPO	(3,795,370)
Foreign currency translation adjustment		(142,342)	(363,712)
Ending Balance		3,795,370	3,937,712
Series B Redeemable Preference Shares
Temporary Equity [Line Items]
Beginning Balance	25,825,948	24,880,147	26,079,872
Accretion of redeemable preference shares	814,881	1,877,429	1,042,035
Conversion of preference shares to Class A ordinary shares immediately prior to the completion of IPO	(26,506,806)
Foreign currency translation adjustment	(134,023)	(931,628)	(2,241,760)
Ending Balance		$ 25,825,948	$ 24,880,147
Series B+ Redeemable Preference Shares
Temporary Equity [Line Items]
Issuance of Series B+ redeemable preference shares upon conversion of convertible debts	9,651,560
Conversion of preference shares to Class A ordinary shares immediately prior to the completion of IPO	$ (9,651,560)